GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2012	Jan. 01, 2011
Sale of subsidiary, gain			$ 550
Sale of subsidiary, amount of debt extinguished			$ 675
Sale of subsidiary, period for installments			10 years
Total debt				$ 450	$ 1,600
Banks [Member]
Sale of subsidiary, amount of debt extinguished	$ 2,400
Debt instrument, term		10 years